Deferred Income Taxes (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Postretirement benefits	$ 374,005	$ 565,258
Other liabilities and reserves	161,954	118,882
Long-term contracts	7,355	4,323
Stock-based incentive compensation	63,590	60,882
Loss carryforwards	186,613	106,106
Unrealized currency exchange gains and losses	43,484	15,312
Inventory	24,623	21,123
Depreciation and amortization	(479,103)	(455,684)
Valuation allowance	(192,904)	(92,799)
Net deferred tax asset	189,617	343,403
Change in net deferred tax asset:
Provision for deferred tax	(20,715)	17,353	13,048
Items of other comprehensive (loss) income	(131,552)	94,854
Acquisitions and other	(1,519)	(4,050)
Total change in net deferred tax	$ (153,786)	$ 108,157